Condensed Consolidated Statements of Changes In Stockholders’ Equity (Unaudited) - USD ($) $ in Thousands		Class A Common Stock		Redeemable Class C Convertible Preferred Units Units		Redeemable Class D Convertible Preferred Units Units		Total Preferred Interests Value		Class A Common Units		Class B-1 Common Units		Class B-2 Common Units		Class B-3 Common Units		Class B-4 Common Units		Additional Paid-In Capital		Accumulated Deficit		Accumulated Other Comprehensive (Loss)		Class A Common Stock in Treasury	Total
Balance at Dec. 31, 2019	[1]			$ 11,360		$ 325,172		$ 336,532		$ 1												$ (327,272)		$ (84)			$ (327,355)
Balance (in Shares) at Dec. 31, 2019	[1]			13,361,628		71,338,498				10,741,375		5,174,897		250,000		250,000
Retroactive application of the recapitalization	[1]	$ 1								$ (1)
Retroactive application of the recapitalization (in Shares)	[1]	2,849,762		(7,996,062)		(29,052,430)				(10,741,375)		(5,162,816)		(250,000)		(250,000)
Balance, as adjusted	[1]	$ 1		$ 11,360		$ 325,172		336,532														(327,272)		(84)			(327,355)
Balance, as adjusted (in Shares)	[1]	2,849,762		5,365,566		42,286,068						12,081
Exercise of common stock options	[1]									$ 1										2							3
Exercise of common stock options (in Shares)	[1]									12,000
Cancellation of Common Units	[1]
Cancellation of Common Units (in Shares)	[1]											(4,356,299)		(250,000)		(250,000)
Issuance of Common Units	[1]
Issuance of Common Units (in Shares)	[1]											4,344,218		250,000		250,000		4,483,971
Recapitalization of Holdings’ common units into Company’s common stock	[1]	$ 1								$ (1)
Recapitalization of Holdings’ common units into Company’s common stock (in Shares)	[1]	4,495,971								(12,000)								(4,483,971)
Stock-based compensation expense	[1]																			7,363							7,363
Issuance of common warrants	[1]																			31							31
Change in redemption value	[1]			$ 519		$ 32,553		33,072												(7,396)		(25,676)					(33,072)
Net income (Loss)																						(137,336)					(137,336)
Foreign currency translation adjustment	[1]																							(12)			(12)
Balance at Dec. 31, 2020		$ 2	[1]	$ 11,879	[1]	$ 357,725	[1]	369,604	[1]		[1]		[1]		[1]		[1]		[1]		[1]	(490,284)	[1]	(96)	[1]		(490,378)	[1]
Balance (in Shares) at Dec. 31, 2020		7,345,733	[1]	5,365,566	[1]	42,286,068	[1]				[1]		[1]		[1]		[1]		[1]
Equity-based compensation expense																				363							363
Issuance of common warrants																				232							232
Change in redemption value						$ 8,188		8,188												(595)		(7,593)					(8,188)
Change in redemption value (in Shares)
Net income (Loss)																						(27,068)					(27,068)
Foreign currency translation adjustment																								(1)			(1)
Balance at Mar. 31, 2021		$ 2		$ 11,879		$ 365,913		377,792														(524,945)		(97)			(525,040)
Balance (in Shares) at Mar. 31, 2021		7,345,733		5,365,566		42,286,068
Balance at Dec. 31, 2020		$ 2	[1]	$ 11,879	[1]	$ 357,725	[1]	369,604	[1]		[1]		[1]		[1]		[1]		[1]		[1]	(490,284)	[1]	(96)	[1]		(490,378)	[1]
Balance (in Shares) at Dec. 31, 2020		7,345,733	[1]	5,365,566	[1]	42,286,068	[1]				[1]		[1]		[1]		[1]		[1]
Net income (Loss)																											(66,043)
Balance at Jun. 30, 2021		$ 2		$ 11,879		$ 371,556		383,435														(569,238)		(96)			(569,332)
Balance (in Shares) at Jun. 30, 2021		7,345,733		5,365,566		42,286,068
Balance at Dec. 31, 2020		$ 2	[1]	$ 11,879	[1]	$ 357,725	[1]	369,604	[1]		[1]		[1]		[1]		[1]		[1]		[1]	(490,284)	[1]	(96)	[1]		(490,378)	[1]
Balance (in Shares) at Dec. 31, 2020		7,345,733	[1]	5,365,566	[1]	42,286,068	[1]				[1]		[1]		[1]		[1]		[1]
Vesting of RSUs	[1]
Vesting of RSUs (in Shares)	[1]	1,459
Issuance of RSAs	[1]																			2							2
Issuance of RSAs (in Shares)	[1]	1,069,818
Issuance of Common Units	[1]																			2							2
Issuance of Common Units (in Shares)	[1]									13,229
Recapitalization of Holdings’ common units into Company’s common stock	[1]
Recapitalization of Holdings’ common units into Company’s common stock (in Shares)	[1]	13,229								(13,229)
Reclassification of Warrant liability to Common Stock warrants	[1]																			22,194							22,194
Exercise of Financing Warrants	[1]	$ 1																		174,327							174,328
Exercise of Financing Warrants (in Shares)	[1]	12,409,031
Recapitalization of redeemable convertible preferred units into common stock	[1]	$ 5		$ (11,879)		$ (371,556)		(383,435)												383,430							383,435
Recapitalization of redeemable convertible preferred units into common stock (in Shares)	[1]	47,651,634		(5,365,566)		(42,286,068)
Net cash contribution from Business Combination and PIPE Financing	[1]	$ 3																		186,884							186,887
Net cash contribution from Business Combination and PIPE Financing (in Shares)	[1]	28,055,707
Transaction and Issuance costs	[1]																			(23,068)							(23,068)
Stock-based compensation expense	[1]																			1,675							1,675
Issuance of common warrants	[1]																			3,402							3,402
Change in redemption value	[1]					$ 13,831		13,831												(920)		(12,911)					(13,831)
Net income (Loss)																						(144,666)					(144,666)
Foreign currency translation adjustment	[1]																							(25)			(25)
Balance at Dec. 31, 2021		$ 11	[1]		[1]		[1]		[1]		[1]		[1]		[1]		[1]		[1]	747,928	[1]	(647,861)	[1]	(121)	[1]		99,957	[1]
Balance (in Shares) at Dec. 31, 2021		96,546,611	[1]		[1]		[1]				[1]		[1]		[1]		[1]		[1]
Balance at Mar. 31, 2021		$ 2		$ 11,879		$ 365,913		377,792														(524,945)		(97)			(525,040)
Balance (in Shares) at Mar. 31, 2021		7,345,733		5,365,566		42,286,068
Equity-based compensation expense																				325							325
Issuance of common warrants
Change in redemption value						$ 5,643		5,643												(325)		(5,318)					(5,643)
Change in redemption value (in Shares)
Net income (Loss)																						(38,975)					(38,975)
Foreign currency translation adjustment																								1			1
Balance at Jun. 30, 2021		$ 2		$ 11,879		$ 371,556		383,435														(569,238)		(96)			(569,332)
Balance (in Shares) at Jun. 30, 2021		7,345,733		5,365,566		42,286,068
Balance at Dec. 31, 2021		$ 11	[1]		[1]		[1]		[1]		[1]		[1]		[1]		[1]		[1]	747,928	[1]	(647,861)	[1]	(121)	[1]		99,957	[1]
Balance (in Shares) at Dec. 31, 2021		96,546,611	[1]		[1]		[1]				[1]		[1]		[1]		[1]		[1]
Impact from adoption of new accounting standards																						(515)					(515)
Balance, as adjusted		$ 11																		747,928		(648,376)		(121)			99,442
Balance, as adjusted (in Shares)		96,546,611
Exercise of common stock options																				26							26
Exercise of common stock options (in Shares)		7,325
Exercise of common warrants
Exercise of common warrants (in Shares)		10
Stock-based compensation expense																				7,195							7,195
Net income (Loss)																						(9,711)					(9,711)
Foreign currency translation adjustment																								(13)			(13)
Common stock received for tax withholding																										$ (1)	(1)
Common stock received for tax withholding (in Shares)																										(173)
Balance at Mar. 31, 2022		$ 11																		755,149		(658,087)		(134)		$ (1)	96,938
Balance (in Shares) at Mar. 31, 2022		96,553,946																								(173)
Balance at Dec. 31, 2021		$ 11	[1]		[1]		[1]		[1]		[1]		[1]		[1]		[1]		[1]	747,928	[1]	(647,861)	[1]	(121)	[1]		99,957	[1]
Balance (in Shares) at Dec. 31, 2021		96,546,611	[1]		[1]		[1]				[1]		[1]		[1]		[1]		[1]
Net income (Loss)																											(8,884)
Balance at Jun. 30, 2022		$ 11																		761,934		(657,260)		(143)		$ (1)	104,541
Balance (in Shares) at Jun. 30, 2022		101,386,973																								(173)
Balance at Mar. 31, 2022		$ 11																		755,149		(658,087)		(134)		$ (1)	96,938
Balance (in Shares) at Mar. 31, 2022		96,553,946																								(173)
Exercise of common stock options																				22							22
Exercise of common stock options (in Shares)		79,614
Exercise of common warrants
Exercise of common warrants (in Shares)		4,308,297
Vesting of RSUs (in Shares)		239,266
Issuance of RSUs (in Shares)		205,850
Stock-based compensation expense																				6,763							6,763
Net income (Loss)																						827					827
Foreign currency translation adjustment																								(9)			(9)
Common stock received for tax withholding
Balance at Jun. 30, 2022		$ 11																		$ 761,934		$ (657,260)		$ (143)		$ (1)	$ 104,541
Balance (in Shares) at Jun. 30, 2022		101,386,973																								(173)

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and 9.